Submission	Nov. 03, 2026
Submission [Line Items]
Central Index Key	0001341439
Registrant Name	ORACLE CORP
Registration File Number	333-299752
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES